Allstate Life Insurance Company

Allstate Variable Life Separate Account A

Supplement, dated February 26, 2007,

to

The Allstate® Provider Variable Life Prospectus

dated May 1, 2004

This supplement amends certain disclosure contained in the above-referenced prospectus for certain variable life contracts (“Contracts”) issued by Allstate Life Insurance Company.

We have received notice that the Board of Trustees (“Board”) of the Dreyfus Variable Investment Fund has approved the liquidation, on or about April 30, 2007 (the “Closing Date”), of the Dreyfus VIF Small Company Stock Portfolio (the “Portfolio”). The liquidation is subject to a shareholder vote, scheduled to take place on April 16, 2007.

If the liquidation of the Portfolio is approved, we will no longer accept new premiums for investment in, nor will we permit transfers to, the Dreyfus VIF Small Company Stock Sub-Account (the “Dreyfus Sub-Account”) on or after April 30, 2007. If the Dreyfus Sub-Account is no longer offered as an investment alternative as of the Closing Date, you may wish to transfer, prior to April 30, 2007, some or all of your Contract Value in the Dreyfus Sub-Account to the other investment alternatives currently offered by your Contract.

If the Portfolio is liquidated, any value remaining in the Dreyfus Sub-Account will be transferred automatically, as of the Closing Date, to the Dreyfus VIF Money Market Sub-Account, an investment alternative already available under your Contract.

Prior to the Closing Date, you may transfer some or all of your Contract Value that is presently allocated to the Dreyfus Sub-Account to other investment alternatives currently offered under your Contract. These transfers are not subject to a transfer fee and will not count towards the 12 transfers you can make per Contract Year.

If you currently allocate Contract Value to the Dreyfus Sub-Account through automatic portfolio rebalancing or dollar cost averaging programs, your allocations in these programs will also need to be changed if the liquidation is approved. If you do not change these allocations to other investment alternatives currently available under your Contract, any allocations to the Dreyfus Sub-Account will be automatically allocated, as of the Closing Date, to the Dreyfus VIF Money Market Sub-Account.

We will send you a confirmation that shows the amount that is transferred to the Dreyfus VIF Money Market Sub-Account or to the investment alternative that you chose and the date of the transaction. For additional information on how to transfer to another investment alternative, or how to make a change to your current allocation(s), please contact your financial representative or call our Customer Service Center at 1-800-822-8773.

Attached, as Appendix A, is a list of the Portfolios currently available under your Contract.

Please keep this supplement for future reference together with your prospectus.

Appendix A

The Allstate® Provider Variable Life contract offers a variety of Investment Alternatives that encompass investment choices ranging from aggressive to conservative. Below is a listing of the Portfolios currently available. Also included is the investment objective for each Portfolio.

For more complete information about each Portfolio, including expenses and risks associated with the Portfolio, please refer to the relevant prospectus for the Portfolio.

Portfolios

Portfolio	Investment Objective
AIM V.I. Basic Balanced Fund - Series I	Long-term growth of capital
AIM V.I. Capital Appreciation Fund - Series I	Growth of capital
AIM V.I. Core Equity Fund - Series I	Growth of capital
AIM V.I. Diversified Income Fund - Series I	High level of current income
AIM V.I. Government Securities Fund - Series I	High level of current income consistent with reasonable concern for safety of principal
AIM V.I. International Growth Fund - Series I	Long-term growth of capital
AIM V.I. Utilities Fund - Series I	Capital growth and current income
American Century VP Balanced Fund - Class I	Long-term capital growth and current income
American Century VP International Fund - Class I	Capital growth
The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares	Capital growth and, secondarily, current income
Dreyfus Stock Index Fund, Inc.: Initial Shares	To match the total return of the Standard & Poor’s 500 Composite Stock Price Index
Dreyfus VIF - Growth and Income Portfolio: Initial Shares	Long-term capital growth, current income and growth of income, consistent with reasonable investment risk
Dreyfus VIF - Money Market Portfolio	A high level of current income as is consistent with the preservation of capital and the maintenance of liquidity
Fidelity VIP Asset Manager: Growth Portfolio - Initial Class	To maximize total return by allocating assets among stocks, bonds, short-term instruments and other investments
Fidelity VIP Contrafund® Portfolio - Initial Class	Long-term capital appreciation.
Fidelity VIP Equity-Income Portfolio - Initial Class

Reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.

Fidelity VIP Growth Portfolio - Initial Class	To achieve capital appreciation.
Fidelity VIP High Income Portfolio - Initial Class	High level of current income, while also considering growth of capital.
FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2	Long-term capital growth.
FTVIP Mutual Shares Securities Fund - Class 2	Capital appreciation with income as a secondary goal
FTVIP Templeton Developing Markets Securities Fund - Class 2	Long-term capital appreciation.

FTVIP Templeton Foreign Securities Fund - Class 2	Long-term capital growth.
FTVIP Templeton Growth Securities Fund - Class 2	Long-term capital growth
Goldman Sachs VIT Capital Growth Fund	Long-term growth of capital
Goldman Sachs VIT Structured Small Cap Equity Fund	Long-term growth of capital
Goldman Sachs VIT Structured U.S. Equity Fund	Long-term growth of capital and dividend income
Goldman Sachs VIT International Equity Fund	Long-term capital appreciation
MFS Emerging Growth Series - Initial Class	Long-term growth of capital
MFS Investors Trust Series - Initial Class	To provide long-term growth of capital and secondarily to provide reasonable current income
MFS New Discovery Series - Initial Class	Capital appreciation.
MFS Research Series - Initial Class	Long-term growth of capital and future income
MFS Utilities Series - Initial Class	Capital growth and current income
Oppenheimer MidCap Fund/VA	Capital appreciation by investing in ‘‘growth type’’ companies.
Oppenheimer Capital Appreciation Fund/VA	Capital appreciation by investing in securities of well-known, established companies.
Oppenheimer Global Securities Fund/VA

Long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, growth-type companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Oppenheimer Main Street FundR/VA	High total return (which includes growth in the value of its shares as well as current income) from equity and debt securities.
Oppenheimer Strategic Bond Fund/VA	A high level of current income principally derived from interest on debt securities.
Putnam VT Growth and Income Fund - Class IB	Capital growth and current income.
Putnam VT Growth Opportunities Fund - Class IB	Capital appreciation.
Putnam VT Health Sciences Fund - Class IB	Capital appreciation.
Putnam VT International Equity Fund - Class IB	Capital appreciation.
Putnam VT New Value Fund - Class IB	Long-term capital appreciation.
Putnam VT Research Fund - Class IB	Capital appreciation.
Van Kampen UIF Core Plus Fixed Income Portfolio, Class I	Above-average total return over a market cycle of three to five years
Van Kampen UIF Equity Growth Portfolio, Class I	Long-term capital appreciation by investing primarily in growth-oriented equity securities of U.S. and foreign companies
Van Kampen UIF Global Value Equity Portfolio, Class I	Long-term capital appreciation
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I	Above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities
Van Kampen UIF U.S. Real Estate Portfolio, Class I	Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts
Van Kampen UIF Value Portfolio, Class I	Above-average total return over a market cycle of three to five years